LEASE	12 Months Ended
Dec. 31, 2023
LEASE
LEASE

NOTE 7 - LEASE

On May 12, 2021, the Company entered into a lease arrangement for office space with Beckman/Lomas LLC, an entity controlled by a close family member of a director. Effective June 1, 2022, the related party divested its interests in the property, and as such, the lease agreement no longer constitutes a related party transaction.

On April 19, 2022, the Company entered into a lease arrangement for office space with an annual rent of $13 (£11) with the term of April 2022 through September 2023.

The following summarizes right-of use asset and lease information about the Company’s operating lease as of December 31, 2023:

	Year ended
	December 31,
	2023	2022

Lease cost
Operating lease cost	$40	$39

Other information
Cash paid for operating cash flows from operating leases	$40	$43
Right-of-use assets obtained in exchange for new operating lease liability	$-	$20

Weighted-average remaining lease term — operating leases (year)	0.67	1.57
Weighted-average discount rate — operating leases	3.00%	2.98%

Future minimum lease payments under the operating lease liability have non-cancellable lease payments at December 31, 2023, as follows:

Total
Year Ended December 31,
2024	$23
Thereafter	-
23
Less: Imputed interest	-
Operating lease liabilities	23

Operating lease liability - current	23
Operating lease liability - non-current	$-